General information (Details) - subsidiary	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Number of subsidiaries		12
Olink Finance AB | Olink Holdings
Disclosure of subsidiaries [line items]
Ownership interest	100.00%